Share-Based Compensation - Summary of The Monte-Carlo simulation (Detail) - Astl performance share units - Current Year 2025 Plan [Member]	Dec. 31, 2025 yr	Dec. 31, 2024 yr
Common share price
Disclosure Of Terms And Conditions Of Deferred Share based Payment Arrangement [Line Items]
Significant unobservable input, assets	6.36	13.81
Weighted average price
Disclosure Of Terms And Conditions Of Deferred Share based Payment Arrangement [Line Items]
Significant unobservable input, assets	14.04	10.72
Term (in years)
Disclosure Of Terms And Conditions Of Deferred Share based Payment Arrangement [Line Items]
Significant unobservable input, assets	3	3
Common share expected volatility
Disclosure Of Terms And Conditions Of Deferred Share based Payment Arrangement [Line Items]
Significant unobservable input, assets	0.4394	0.4103
Expected risk-free interest rate
Disclosure Of Terms And Conditions Of Deferred Share based Payment Arrangement [Line Items]
Significant unobservable input, assets	0.0262	0.0309